Share-Based Payments - Changes in Numbers of Outstanding Awards Under Our Cash-Settled Plans (Details) € / shares in Units, item in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) item € / shares	Dec. 31, 2020 EUR (€) item € / shares	Dec. 31, 2019 EUR (€) item
SHARE-BASED PAYMENTS
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 1,302	€ 1,317
Total expense recognized | €	€ 1,147	€ 893	€ 1,664
LTI Plan 2016
SHARE-BASED PAYMENTS
Beginning of period	767	1,110
Granted	0	0
Adjustment based upon KPI target achievement	(150)	(211)
Exercised	(92)	(129)
Forfeited	(57)	(3)
End of period	469	767	1,110
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 28	€ 49
Total intrinsic value of vested awards | €	€ 38	€ 32
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 106.68	€ 124.03
Total expense recognized | €	€ (11)	€ (9)	€ 44
LTI 2020
SHARE-BASED PAYMENTS
Beginning of period	172	0
Granted	238	202
Exercised	0	0
Forfeited	(70)	(30)
End of period	340	172	0
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 15	€ 6
Total intrinsic value of vested awards | €	4	3
Total expense recognized | €	€ 9	€ (6)
Qualtrics Rights
SHARE-BASED PAYMENTS
Beginning of period	7,518	16,007
Granted	0	0
Exercised	(1,780)	(7,791)
Exchanged	(5,451)
Forfeited	(243)	(699)
End of period	44	7,518	16,007
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 1	€ 193
Total intrinsic value of vested awards | €	€ 0	€ 0
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 105.10	€ 113.34
Total expense recognized | €	€ 11	€ 132	€ 461
Service RSUs
SHARE-BASED PAYMENTS
Beginning of period	16,993	16,128
Granted	12,204	9,238
Adjustment based upon KPI target achievement	153	(5)
Exercised	(8,092)	(7,204)
Exchanged	(1,309)
Forfeited	(1,165)	(1,164)
End of period	18,783	16,993	16,128
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 1,260	€ 1,027
Total intrinsic value of vested awards | €	€ 0	€ 0
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 107.69	€ 109.75
Total expense recognized | €	€ 1,139	€ 760	€ 1,087